Note Payable - Bank (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Nov. 30, 2014
Note Payable - Bank (Textual)
Note payable to bank,Interest rate			5.50%
Note Payable to Bank		$ 250